Goodwill and Intangible Assets - Summary of Allocation of Goodwill to CGUs (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 117,584	$ 1,806	₨ 125,796	₨ 101,991
Banking Financial Services and Insurance (BFSI) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	17,475		19,826
Healthcare and Lifesciences (HLS) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	49,085		48,144
Consumer Business Unit (CBU) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	14,776		17,442
Energy, Natural Resources and Utilities (ENU) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	14,863		16,393
Manufacturing and Technology (MNT) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	20,406		23,086
Communications (COMM) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 979		₨ 905